Schedule of General and Administrative Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
General And Administrative
Computer expenses	$ 109,384	$ 103,531	$ 67,704
Insurance	45,264	48,821	46,765
Professional fees	239,032	185,974	319,016
Rental (Note 11)	82,756	120,557	130,308
Other general and administrative expenses	212,971	214,771	197,143
Total general and administrative expenses	$ 689,407	$ 673,654	$ 760,936